Investment in joint venture - Disclosure of Assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 55,270	$ 56,111	$ 53,521
Receivables	29	54
Prepaid expenses and deposits	764	756
Total current assets	57,094	58,605
Non-current assets	156,208	121,289
Total assets	213,302	179,894
Current liabilities
Accounts payable and accrued liabilities	8,711	4,330
Lease liabilities	125	110
Current liabilities	11,988	5,804
Non-current liabilities
Lease liabilities	78	204
Long-term incentive plan liability	318	195
Non-current liabilities	396	399
Total liabilities	12,384	6,203
Equity	200,918	173,691	132,763
Total liabilities and equity	213,302	179,894
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	138,655	91,271	$ 49,211
Receivables	5,930	2,771
Inventories	38,094	54,003
Prepaid expenses and deposits	2,617	2,907
VAT receivable	7,558	6,235
Total current assets	192,854	157,187
Non-current assets	250,040	180,640
Total assets	442,894	337,827
Current liabilities
Accounts payable and accrued liabilities	42,640	30,811
Lease liabilities	4,485	778
Current liabilities	47,125	31,589
Non-current liabilities
Lease liabilities	14,840	113
Asset retirement provisions	63,012	58,148
Non-current liabilities	77,852	58,261
Total liabilities	124,977	89,850
Equity	317,917	247,977
Total liabilities and equity	$ 442,894	$ 337,827